11. Other payables and accrued expenses (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)
Dividend payables | $		$ 79		$ 84
Deposit received from customers | $		1,113		558
Rental deposit received | $		14		18
Other payables | $		994		764
Other tax payables | $		58		202
Other payables and accrued expenses | $		$ 2,258		$ 1,626
ZHEJIANG TIANLAN
Deposit received from customers	¥ 35,225		¥ 26,749
Accrued expenses	10,116		12,104
Other payables	1,227		1,118
Deferred income	1,610		799
Amount due to a related company	5		5
Other payables and accrued expenses	51,183		40,775
ZHEJIANG JIAHUAN
Deposit received from customers	10,979		8,768
Accrued expenses	2,795		1,210
Other payables	137		245
Other payables and accrued expenses	¥ 13,911		¥ 10,223